CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 49,692	$ 6,914	$ 41,887	$ (287)	$ 1,178
Balance (in shares) at Dec. 31, 2010		6,913,636
Net Income (Loss)	(163)	0	0	(163)	0
Common stock received as collateral on loan default	(165)	(54)	(111)	0	0
Common stock received as collateral on loan default (in shares)		(53,269)
Other comprehensive income (loss), net	107	0	0	0	107
Stock based compensation	75	0	75	0	0
Balance at Dec. 31, 2011	49,546	6,860	41,851	(450)	1,285
Balance (in shares) at Dec. 31, 2011		6,860,367
Net Income (Loss)	4,637	0	0	4,637	0
Sale of common stock	165	54	111	0	0
Sale of common stock (in shares)		53,269
Other comprehensive income (loss), net	(207)	0	0	0	(207)
Stock based compensation	38	0	38	0	0
Balance at Dec. 31, 2012	54,179	6,914	42,000	4,187	1,078
Balance (in shares) at Dec. 31, 2012		6,913,636
Net Income (Loss)	2,941	0	0	2,941	0
Common stock option exercises	44	8	36	0	0
Common stock option exercises (in shares)	7,716	7,716
Other comprehensive income (loss), net	(1,186)	0	0	0	(1,186)
Stock based compensation	26	0	26	0	0
Balance at Dec. 31, 2013	$ 56,004	$ 6,922	$ 42,062	$ 7,128	$ (108)
Balance (in shares) at Dec. 31, 2013		6,921,352